Taxes On Income (Summary Of Tax Effects Of The Company's Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other timing differences	$ 2,643	$ 1,550
Total gross deferred tax assets	14,763	14,673
Valuation allowance	(12,117)	(13,135)
Net deferred tax assets (presented among current assets)	2,646	1,538
Subsidiary [Member]
Tax loss carryforwards of subsidiaries	12,120	13,123
Sierra [Member]
Long term deferred tax liabilities - intangible assets acquired in business combination (see Note 16B)	$ (4,675)	$ (5,362)